Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Common stocks: 89.81%
Brazil: 4.83%
Ambev SA (Consumer staples, Beverages)	817,900	$ 2,360,072
Banco BTG Pactual SA (Financials, Capital markets)	598,272	2,605,104
BB Seguridade Participacoes SA (Financials, Insurance)	713,000	3,994,873
Companhia Brasileira de Aluminio (Materials, Metals & mining)	712,400	1,548,965
Minerva SA (Consumer staples, Food products)	1,062,056	2,688,957
Vale SA (Materials, Metals & mining)	210,900	2,843,060
		16,041,031
Chile: 0.93%
Banco Santander Chile SA (Financials, Banks)	34,923,043	1,383,202
Sociedad Quimica Minera de Chile (Materials, Chemicals)	17,176	1,689,603
		3,072,805
China: 29.30%
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	778,000	8,747,416
Baidu Incorporated Class A (Communication services, Interactive media & services) †	277,444	4,795,452
Baoshan Iron & Steel Company Limited Class A (Materials, Metals & mining)	2,868,910	2,420,069
China Construction Bank Class H (Financials, Banks)	8,255,000	5,271,727
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	1,558,000	2,864,735
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	2,102,000	1,936,312
China Resources Land Limited (Real estate, Real estate management & development)	1,314,000	5,487,631
China State Construction International Holdings (Industrials, Construction & engineering)	3,024,000	3,135,626
China Vanke Company Limited H Shares (Real estate, Real estate management & development)	667,700	1,270,016
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	966,895	3,430,812
China Yongda Automobile Service Holding Company (Consumer discretionary, Specialty retail)	2,355,000	2,030,642
ENN Energy Holdings Limited (Utilities, Gas utilities)	169,500	2,764,984
Ganfeng Lithium Company Limited H (Materials, Metals & mining) 144A	226,240	2,045,722
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	3,716,000	3,488,030
Huatai Securities Company Limited H Shares (Financials, Capital markets) 144A	1,515,400	1,998,981
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	567,978	3,021,675
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	106,450	3,175,674
Kunlun Energy Company Limited (Utilities, Gas utilities)	2,130,000	1,568,036
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	2,662,000	2,581,594
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	759,358	6,206,424
Nari Technology Company Limited (Industrials, Electrical equipment)	500,761	2,172,886
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	1,650,000	1,360,827
Ping An Insurance Group Company Class H (Financials, Insurance)	421,500	2,477,172
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	7,618,000	5,040,253
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  1

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
China: (continued)
Tencent Holdings Limited (Communication services, Interactive media & services)	204,800	$ 7,915,277
Tingyi Holding Corporation (Consumer staples, Food products)	1,838,000	3,025,692
Xinyangfeng Agricultural Technology Company Limited (Materials, Chemicals)	767,600	1,910,795
Zhejiang NHU Company Limited (Health care, Biotechnology)	1,090,821	3,339,545
Zoomlion Heavy Industry Science and Technology Company Limited Class H (Industrials, Machinery)	3,333,600	1,733,154
		97,217,159
Hong Kong: 1.76%
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	2,034,000	3,280,533
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	1,290,600	2,552,494
		5,833,027
India: 11.61%
Bajaj Auto Limited (Consumer discretionary, Automobiles)	69,578	3,445,037
Bank of Baroda (Financials, Banks)	3,016,627	4,448,510
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	169,302	3,395,336
Embassy Office Parks REIT (Real estate, Equity REITs)	570,867	2,624,467
Gail India Limited (Utilities, Gas utilities)	1,555,299	2,883,346
Indus Towers Limited (Communication services, Diversified telecommunication services)	1,555,974	4,383,168
Infosys Limited (Information technology, IT services)	293,564	5,758,617
LIC Housing Finance Limited (Financials, Diversified financial services)	915,582	4,480,632
Power Grid Corporation of India Limited (Utilities, Electric utilities)	1,763,072	4,774,506
Tech Mahindra Limited (Information technology, IT services)	175,418	2,332,606
		38,526,225
Indonesia: 2.26%
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	4,287,064	2,275,212
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	5,458,961	1,611,446
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	5,737,650	1,638,788
PT Unilever Indonesia Tbk (Consumer staples, Household products)	6,427,500	1,957,165
		7,482,611
Malaysia: 1.53%
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	4,135,600	2,719,038
RHB Bank Bhd (Financials, Banks)	1,790,200	2,367,601
		5,086,639
Mexico: 2.37%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	118,957	2,251,856
Grupo Financiero Banorte SAB de CV (Financials, Banks)	305,200	1,739,380
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	1,062,991	3,864,426
		7,855,662
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Equity Income Fund

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Panama: 0.75%
Copa Holdings SA Class A (Industrials, Airlines) †	36,865	$ 2,478,065
Peru: 0.89%
Southern Copper Corporation (Materials, Metals & mining)	59,572	2,966,686
Philippines: 0.47%
Bank of the Philippine Islands (Financials, Banks)	926,760	1,564,275
Qatar: 0.85%
Qatar National Bank (Financials, Banks)	507,473	2,810,865
Russia: 0.00%
Alrosa PJSC (Acquired 5/6/2021, cost $1,726,284) (Materials, Metals & mining) ♦>	1,142,750	0
Magnit PJSC (Acquired 4/29/2013, cost $1,919,054) (Consumer staples, Food & staples retailing) ♦>	27,916	0
		0
Saudi Arabia: 3.17%
Alinma Bank (Financials, Banks)	342,709	3,496,411
National Commercial Bank (Financials, Banks)	210,390	3,949,386
Saudi Telecom Company (Communication services, Diversified telecommunication services)	114,415	3,076,459
		10,522,256
Singapore: 0.84%
BOC Aviation Limited (Industrials, Trading companies & distributors) 144A	328,700	2,797,438
South Africa: 3.18%
Absa Group Limited (Financials, Banks)	279,133	2,860,413
Mr Price Group Limited (Consumer discretionary, Specialty retail)	126,949	1,382,227
Standard Bank Group Limited (Financials, Banks)	309,009	2,977,039
The Bidvest Group Limited (Industrials, Industrial conglomerates)	259,823	3,342,055
		10,561,734
South Korea: 8.35%
Doosan Bobcat Incorporated (Industrials, Machinery)	79,700	1,914,369
Hana Financial Group Incorporated (Financials, Banks)	100,721	2,886,310
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	121,975	2,438,128
KB Financial Group Incorporated (Financials, Banks)	109,063	4,056,263
Kia Corporation (Consumer discretionary, Automobiles)	60,617	3,795,072
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	190,381	9,011,712
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	86,932	3,588,155
		27,690,009
Taiwan: 13.38%
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	250,000	2,876,069
CTBC Financial Holding Company Limited (Financials, Banks)	4,692,000	3,604,721
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	302,000	2,626,530
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	455,000	1,462,087
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	1,181,704	4,318,827
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  3

Portfolio of investments—July 31, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	73,000	$ 1,681,926
President Chain Store Corporation (Consumer staples, Food & staples retailing)	205,000	1,938,355
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,441,000	24,712,523
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	879,000	1,182,483
		44,403,521
Thailand: 1.70%
Bangkok Bank PCL (Financials, Banks)	946,700	3,443,016
Tisco Financial Group PCL (Financials, Banks)	908,600	2,195,424
		5,638,440
United Arab Emirates: 1.64%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	911,314	2,265,126
Dubai Electricity & Water Authority PJSC (Utilities, Multi-utilities) †	2,377,135	1,644,562
Fertiglobe plc (Materials, Chemicals)	1,165,431	1,522,152
		5,431,840
Total Common stocks (Cost $281,025,405)		297,980,288

	Dividend yield
Preferred stocks: 5.09%
Brazil: 1.63%
Itaúsa SA (Financials, Banks)	4.78%	1,459,029	2,433,548
Petroleo Brasil SP ADR (Energy, Oil, gas & consumable fuels)	32.10	228,189	2,996,122
			5,429,670
South Korea: 3.46%
LG Chem Limited (Materials, Chemicals)	4.52	15,968	3,584,735
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	2.70	179,573	7,892,167
			11,476,902
Total Preferred stocks (Cost $18,211,533)			16,906,572

		Yield
Short-term investments: 4.12%
Investment companies: 4.12%
Allspring Government Money Market Fund Select Class ♠∞		1.76	13,655,987	13,655,987
Total Short-term investments (Cost $13,655,987)				13,655,987
Total investments in securities (Cost $312,892,925)	99.02%			328,542,847
Other assets and liabilities, net	0.98			3,237,760
Total net assets	100.00%			$331,780,607

See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Equity Income Fund

Portfolio of investments—July 31, 2022 (unaudited)
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $3,645,338), representing 0.00% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,771,617	$99,122,928	$(92,238,558)	$0	$0	$13,655,987	13,655,987	$36,201
See accompanying notes to portfolio of investments

Allspring Emerging Markets Equity Income Fund  |  5

Notes to portfolio of investments—July 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6  |  Allspring Emerging Markets Equity Income Fund

Notes to portfolio of investments—July 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$16,041,031	$0	$0	$16,041,031
Chile	3,072,805	0	0	3,072,805
China	0	97,217,159	0	97,217,159
Hong Kong	0	5,833,027	0	5,833,027
India	0	38,526,225	0	38,526,225
Indonesia	0	7,482,611	0	7,482,611
Malaysia	0	5,086,639	0	5,086,639
Mexico	7,855,662	0	0	7,855,662
Panama	2,478,065	0	0	2,478,065
Peru	2,966,686	0	0	2,966,686
Philippines	0	1,564,275	0	1,564,275
Qatar	0	2,810,865	0	2,810,865
Russia	0	0	0	0
Saudi Arabia	0	10,522,256	0	10,522,256
Singapore	0	2,797,438	0	2,797,438
South Africa	3,342,055	7,219,679	0	10,561,734
South Korea	0	27,690,009	0	27,690,009
Taiwan	0	44,403,521	0	44,403,521
Thailand	0	5,638,440	0	5,638,440
United Arab Emirates	0	5,431,840	0	5,431,840
Preferred stocks
Brazil	5,429,670	0	0	5,429,670
South Korea	0	11,476,902	0	11,476,902
Short-term investments
Investment companies	13,655,987	0	0	13,655,987
Total assets	$54,841,961	$273,700,886	$0	$328,542,847
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Emerging Markets Equity Income Fund  |  7